Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management
Schedule of interest rate risk on NOK 2024 Bonds

Hedge type	Instrument type	Counterparty	Maturing in	Notional amount	Hedged item
	Receive 3-month NIBOR, pay 3-month daily non-cumulative compounded SOFR floating CCS	DNB	Nov 2024	$32,850
Cash flow hedges	Receive 3-month NIBOR, pay 3-month non-cumulative compounded SOFR floating CCS	SEB	Nov 2024	$32,850	NOK 2024 Bonds of the same maturity and notional of the CCSs.
	Receive 3-month NIBOR, pay 3-month non-cumulative compounded SOFR floating CCS	Nordea	Nov 2024	$32,850
			Total	$98,550

Schedule of expected cash flows for non-derivative financial liabilities

	Weighted
	average
	effective	Less
	interest	than 1
	rate	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2022
Trade accounts payable		$18,848	877	—	—	—	19,725
Amounts due to related parties		26	—	—	—	—	26
Other payables and accruals*		37,471	31,797	25,352	—	—	94,620
Other non-current liabilities*		—	—	—	1,458	1,402	2,860
Variable interest loans	6.41%	35,718	126,423	288,527	2,288,419	929,869	3,668,956
Bonds		—	1,808	26,819	200,005	350,873	579,505
Lease liabilities		5,350	10,192	45,989	197,221	150,504	409,256
Total		$97,413	171,097	386,687	2,687,103	1,432,648	4,774,948
December 31, 2023
Trade accounts payable		$22,496	280	—	—	—	22,776
Amounts due to related parties		196	—	—	—	—	196
Other payables and accruals*		24,802	36,358	22,425	—	—	83,585
Other non-current liabilities*		—	—	—	226	1,683	1,909
Variable interest loans	7.48%	6,999	21,722	174,409	3,130,006	433,617	3,766,753
Bonds		—	1,945	114,948	93,000	310,915	520,808
Lease liabilities		7,474	14,473	64,756	232,859	134,382	453,944
Total		$61,967	74,778	376,538	3,456,091	880,597	4,849,971
*	Non-financial liabilities are excluded.

Schedule of expected cash flows for derivative financial instruments

	Less than 1
	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2022
Interest rate swaps	4,711	—	18,398	14,174	319	37,602
Cross currency swaps	—	(363)	(2,229)	(5,964)	—	(8,556)
Forward foreign exchange contracts	136	1,311	1,163	—	—	2,610
Total	4,847	948	17,332	8,210	319	31,656
December 31, 2023
Cross currency swaps	—	(602)	(11,162)	—	—	(11,764)
Forward foreign exchange contracts	112	232	1,183	428	—	1,955
Total	112	(370)	(9,979)	428	—	(9,809)

Summary of credit risk exposure

	As of December 31,
	2022	2023
Cash and cash equivalents	368,286	221,371
Short-term cash deposits	36,000	10,000
Trade and other receivables	22,897	36,718
Dividends receivable and other amounts due from related parties	61	272
Derivative financial instruments	38,608	2,093